CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Receivables from Financing Activities (Details) - Loans to consumers - Accumulated impairment - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in allowance account for credit losses of financial assets [abstract]
At January 1	€ 16,547	€ 11,165
Additional provisions	13,557	10,038
Utilizations	(8,984)	(5,293)
Releases	(45)	(57)
Other changes	(2,333)	694
At December 31	€ 18,742	€ 16,547